Equity (Details) - Schedule of changes in number of shares warrants	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of changes in number of shares warrants [Abstract]
Number of Warrants, Outstanding Beginning	1,407,683
Number of Warrants, Issued to placement agent	179,501
Exercise price per share, Issued to placement agent (in Dollars per share) | $ / shares	$ 25
Number of Warrants, Exercised	(855,813)
Exercise price per share, Exercised (in Dollars per share) | $ / shares	$ 9
Number of Warrants, Outstanding Ending	731,371